Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	June 2018
Distribution Date	07/16/18
Transaction Month	39
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:		$1,199,066,043.18

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%		April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%		April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	LIBOR + 0.22%		April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%		November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%		June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%		June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%		July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$45,497,071.48	0.1172605	$30,891,264.15	0.0796167	$14,605,807.33
Class A-4 Notes	$75,520,000.00	1.0000000	$75,520,000.00	1.0000000	$-
Class B Notes	$21,580,000.00	1.0000000	$21,580,000.00	1.0000000	$-
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$178,567,071.48	0.1527428	$163,961,264.15	0.1402493	$14,605,807.33

Weighted Avg. Coupon (WAC)	3.03%		3.05%
Weighted Avg. Remaining Maturity (WARM)	24.32		23.48
Pool Receivables Balance	$224,365,131.40		$209,341,448.70
Remaining Number of Receivables	30,101		29,241

Adjusted Pool Balance	$219,335,316.95		$204,729,509.62

III. COLLECTIONS

Principal:
Principal Collections	$14,711,457.97
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$363,566.84
Total Principal Collections	$15,075,024.81

Interest:
Interest Collections	$580,975.12
Late Fees & Other Charges	$38,051.11
Interest on Repurchase Principal	$-
Total Interest Collections	$619,026.23

Collection Account Interest	$19,348.97
Reserve Account Interest	$4,183.16
Servicer Advances	$-

Total Collections	$15,717,583.17

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	June 2018
Distribution Date	07/16/18
Transaction Month	39
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$15,717,583.17
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$15,717,583.17

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$186,970.94	$-	$186,970.94	186,970.94
	Collection Account Interest					$19,348.97
	Late Fees & Other Charges					$38,051.11
Total due to Servicer						$244,371.02

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$-		$-
	Class A-2-B Notes		$-		$-
	Class A-3 Notes		$42,463.93		$42,463.93
	Class A-4 Notes		$93,141.33		$93,141.33

	Total Class A interest:		$135,605.26		$135,605.26	135,605.26

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$36,146.50		$36,146.50	36,146.50

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$68,942.50		$68,942.50	68,942.50

	Available Funds Remaining:					$15,232,517.89

7.	Regular Principal Distribution Amount:					14,605,807.33

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$-
	Class A-2-B Notes				$-
	Class A-3 Notes				$14,605,807.33
	Class A-4 Notes				$-
	Class A Notes Total:		$14,605,807.33		$14,605,807.33
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$14,605,807.33		$14,605,807.33

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					626,710.56

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$5,029,814.45
Beginning Period Amount	$5,029,814.45
Current Period Amortization	$417,875.37
Ending Period Required Amount	$4,611,939.08
Ending Period Amount	$4,611,939.08
Next Distribution Date Required Amount	$4,214,623.63

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	June 2018
Distribution Date	07/16/18
Transaction Month	39
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$40,768,245.47	$40,768,245.47	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	18.59%	19.91%	19.91%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.60%	28,833	97.83%	$204,789,810.24
30 - 60 Days	1.08%	316	1.67%	$3,503,060.49
61 - 90 Days	0.25%	73	0.40%	$830,911.34
91-120 Days	0.06%	19	0.10%	$217,666.63
121 + Days	0.00%	0	0.00%	$-
Total		29,241		$209,341,448.70

Delinquent Receivables 30+ Days Past Due
Current Period	1.40%	408	2.17%	$4,551,638.46
1st Preceding Collection Period	1.36%	410	2.15%	$4,816,766.22
2nd Preceding Collection Period	1.21%	373	1.90%	$4,561,492.88
3rd Preceding Collection Period	1.26%	402	1.88%	$4,829,061.32
Four-Month Average	1.31%		2.03%

Repossession in Current Period		21		$248,533.47
Repossession Inventory		67		$216,109.10

Current Charge-Offs
Gross Principal of Charge-Offs				$312,224.73
Recoveries				$(363,566.84)
Net Loss				$(51,342.11)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.27%

Average Pool Balance for Current Period				$216,853,290.05

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.28%
1st Preceding Collection Period				-0.19%
2nd Preceding Collection Period				0.38%
3rd Preceding Collection Period				0.51%
Four-Month Average				0.10%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		26	2,613	$38,669,735.04
Recoveries		43	2,389	$(21,424,534.22)
Net Loss				$17,245,200.82
Cumulative Net Loss as a % of Initial Pool Balance				1.40%

Net Loss for Receivables that have experienced a Net Loss *		6	2,023	$17,299,522.49
Average Net Loss for Receivables that have experienced a Net Loss				$8,551.42

Principal Balance of Extensions				$828,966.83
Number of Extensions				74

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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